Commitment And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitment And Contingencies [Abstract]
Unfunded Commitments Outstanding

	December 31, 2013	December 31, 2012
Commercial lines of credit	$69,286	$57,681
Commercial real estate	49,148	28,566
Residential real estate	7,183	7,130
Consumer	481	710
Letters of credit	6,796	2,308
Loans held for sale	5,637	25,133
Total commitments	$138,531	$121,528

Future Minimum Annual Commitments

Year	Commitment
2014	$927
2015	971
2016	718
2017	560
2018	522
Thereafter	229
Total lease commitments	$3,927